UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2020

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

Dearborn Partners Rising Dividend Fund
Schedule of Investments
May 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 86.73%
Banks - 3.74%
Glacier Bancorp, Inc.	115,555	$4,554,023
Prosperity Bancshares, Inc.	68,072	4,411,746
		8,965,769
Beverages - 2.19%
The Coca-Cola Co.	107,039	5,258,826
Biotechnology - 1.24%
Gilead Sciences, Inc.	47,700	2,969,325
Capital Markets - 1.78%
Nasdaq, Inc.	47,000	4,260,080
Chemicals - 4.24%
Air Products & Chemicals, Inc.	29,786	6,064,132
The Sherwin-Williams Co.	9,750	4,089,637
		10,153,769
Commercial Services & Supplies - 2.95%
Republic Services, Inc.	83,500	7,063,265
Diversified Telecommunication Services - 4.12%
AT&T, Inc.	167,105	5,110,071
Verizon Communications, Inc.	87,629	4,762,636
		9,872,707
Electric Utilities - 5.78%
NextEra Energy, Inc.	38,779	7,686,385
Xcel Energy, Inc.	107,673	6,173,970
		13,860,355
Food & Staples Retailing - 3.45%
Casey's General Stores, Inc.	45,500	5,873,140
Costco Wholesale Corp.	10,000	2,395,800
		8,268,940
Food Products - 1.01%
McCormick & Co., Inc.	15,500	2,418,620
Health Care Equipment & Supplies - 5.30%
Becton Dickinson and Co.	26,708	6,234,716
Steris PLC (a)	48,327	6,460,353
		12,695,069
Hotels, Restaurants & Leisure - 2.71%
McDonald's Corp.	32,793	6,501,868
Household Products - 2.02%
Kimberly-Clark Corp.	37,911	4,848,438
Industrial Conglomerates - 1.73%
3M Co.	25,893	4,136,407
Insurance - 5.75%
Arthur J. Gallagher & Co.	97,870	8,240,654
Assurant, Inc.	55,542	5,551,978
		13,792,632
IT Services - 7.19%
International Business Machines Corp.	40,500	5,143,095
Jack Henry & Associates, Inc.	41,235	5,410,857
MasterCard, Inc. - Class A	26,510	6,667,000
		17,220,952

Machinery - 3.94%
Illinois Tool Works, Inc.	37,598	5,250,185
Snap-on, Inc.	26,861	4,188,167
		9,438,352
Oil, Gas & Consumable Fuels - 2.55%
ONEOK, Inc.	96,000	6,107,520
Pharmaceuticals - 4.72%
Johnson & Johnson	39,124	5,131,113
Merck & Co, Inc.	77,920	6,172,043
		11,303,156
Semiconductors & Semiconductor Equipment - 8.15%
Analog Devices, Inc.	72,499	7,004,854
QUALCOMM, Inc.	79,909	5,339,519
Xilinx, Inc.	70,277	7,190,040
		19,534,413
Specialty Retail - 4.81%
Home Depot, Inc.	30,000	5,695,500
Ross Stores, Inc.	62,614	5,822,476
		11,517,976
Technology Hardware, Storage & Peripherals - 2.86%
Apple, Inc.	39,222	6,866,595
Textiles, Apparel & Luxury Goods - 2.46%
Kontoor Brands, Inc. (b)	9,796	287,019
VF Corp.	68,571	5,614,593
		5,901,612
Trading Companies & Distributors - 2.04%
Watsco, Inc.	31,000	4,879,090
TOTAL COMMON STOCKS (Cost $153,865,691)		207,835,736

MASTER LIMITED PARTNERSHIPS - 2.26%
Magellan Midstream Partners, L.P.	88,237	5,426,575
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $4,756,957)		5,426,575

REAL ESTATE INVESTMENT TRUSTS - 7.90%
American Tower Corp.	36,300	7,578,351
Digital Realty Trust, Inc.	48,000	5,650,560
Realty Income Corp.	81,449	5,707,946
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,762,012)		18,936,857

SHORT-TERM INVESTMENTS - 2.95%
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.270% (c)	7,066,999	7,066,999
TOTAL SHORT-TERM INVESTMENTS (Cost $7,066,999)		7,066,999

Total Investments (Cost $178,451,659) - 99.84%		239,266,167
Other Assets in Excess of Liabilities - 0.16%		384,734
TOTAL NET ASSETS - 100.00%		$239,650,901

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of May 31, 2019.

Abbreviations:
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield to maturity method. Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee. FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2019.

	Level 1	Level 2	Level 3	Total

Common Stocks (1)	$207,835,736	$-	$-	$207,835,736
Master Limited Partnerships	5,426,575	-	-	5,426,575
Real Estate Investment Trusts	18,936,857	-	-	18,936,857
Short-Term Investments	7,066,999	-	-	7,066,999
Total Investments in Securities	$239,266,167	$-	$-	$239,266,167

(1) See the Schedule of Investments for industry classifications.

The Fund measures Level 3 activity as of the end of the period. For the year period ended May 31, 2019, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/John Buckel
John Buckel, President

Date  7/17/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John Buckel
  John Buckel, President

Date  7/17/2019

By (Signature and Title)* /s/Jennifer Lima
  Jennifer Lima, Treasurer

Date  7/17/2019

* Print the name and title of each signing officer under his or her signature.